Loan Commitments And Other Related Activities (Tables)	12 Months Ended
Dec. 31, 2013
Loan Commitments And Other Related Activities [Abstract]
Contractual Amounts of Financial Instruments with Off-Balance-Sheet Risk

	2013		2012
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to make loans	$8,169	$11,569	$4,307	$309
Unused lines of credit	$47	$22,993	$47	$18,142
Standby letters of credit	$-	$-	$-	$522